UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George Rue
Title:           Senior Vice President
Phone:           (502) 569-5770


Signature, Place, and Date of Signing:

 /s/ George Rue                         Jeffersonville, IN            11/9/2007
-----------------------------           ------------------            ---------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      49
                                                  -----------------------

Form 13F Information Table Value Total:              $ 17,006 (x$1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

            NCF Investment Department of New Covenant Trust Company, N.A.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None

Accenture Ltd Bermuda         CL A      G1150G111      408         10,128      SH       SOLE                   10,128
Adobe Sys Inc                 COM       00724F101      332          7,607      SH       SOLE                    7,607
Aecom Technology
   Corp Delawa                COM       0766T1000      451         12,916      SH       SOLE                   12,916
Aetna Inc New                 COM       00817Y108      443          8,156      SH       SOLE                    8,156
Alcoa Inc                     COM       013817101      339          8,661      SH       SOLE                    8,661
Allstate Corp                 COM       020002101      369          6,447      SH       SOLE                    6,447
Ameren Corp                   COM       023608102      292          5,566      SH       SOLE                    5,566
American Intl Group Inc       COM       026874107      305          4,507      SH       SOLE                    4,507
Anadarko Pete Corp            COM       032511107      329          6,124      SH       SOLE                    6,124
Analog Devices Inc            COM       032654105      212          5,862      SH       SOLE                    5,862
Apple Inc                     COM       037833100      435          2,836      SH       SOLE                    2,836
Bank of America
   Corporation                COM       060505104      348          6,917      SH       SOLE                    6,917
Bank of New York
   Mellon Corp                COM       064058100      307          6,949      SH       SOLE                    6,949
Becton Dickinson & Co         COM       075887109      485          5,910      SH       SOLE                    5,910
Burlington Northn
   Santa Fe C                 COM       12189T104      367          4,526      SH       SOLE                    4,526
Caterpillar Inc               COM       149123101      354          4,509      SH       SOLE                    4,509
CIT Group Inc                 COM       125581108      194          4,833      SH       SOLE                    4,833
Citigroup Inc                 COM       172967101      339          7,271      SH       SOLE                    7,271
Conocophillips                COM       20825C104      469          5,346      SH       SOLE                    5,346
Corning Inc                   COM       219350105      399         16,186      SH       SOLE                   16,186
Disney Walt Co                COM       254687106      337          9,786      SH       SOLE                    9,786
Dow Chem Co                   COM       260543103      357          8,282      SH       SOLE                    8,282
Franklin Res Inc              COM       354613101      373          2,928      SH       SOLE                    2,928
General Electric Co           COM       369604103      466         11,255      SH       SOLE                   11,255
Genworth Finl Inc             COM       37247D106      253          8,217      SH       SOLE                    8,217
Genzyme Corp                  COM       372917104      292          4,705      SH       SOLE                    4,705
Intercontinentalexchange
   Inc                        COM       45865V100      350          2,307      SH       SOLE                    2,307
Johnson & Johnson             COM       478160104      314          4,777      SH       SOLE                    4,777
L-3 Communications
   Hldgs Inc                  COM       502424104      443          4,340      SH       SOLE                    4,340
Lowes Cos Inc                 COM       548661107      291         10,390      SH       SOLE                   10,390
McGraw Hill Cos Inc           COM       580645109      221          4,350      SH       SOLE                    4,350
Medco Health Solutions Inc    COM       58405U102      318          3,519      SH       SOLE                    3,519
Microsoft Corp                COM       594918104      249          8,438      SH       SOLE                    8,438
Nabors Industries Ltd         SHS       G6359F103      263          8,559      SH       SOLE                    8,559
Oracle Corp                   COM       68389X105      371         17,127      SH       SOLE                   17,127
Parker Hannifin Corp          COM       701094104      374          3,346      SH       SOLE                    3,346
Procter & Gamble Co           COM       742718109      416          5,914      SH       SOLE                    5,914
Qualcomm Inc                  COM       747525103      305          7,209      SH       SOLE                    7,209
St Jude Med Inc               COM       790849103      320          7,255      SH       SOLE                    7,255
Starbucks Corp                COM       855244109      269         10,265      SH       SOLE                   10,265
Texas Instrs Inc              COM       882508104      396         10,818      SH       SOLE                   10,818
Verizon Communications        COM       92343V104      549         12,403      SH       SOLE                   12,403
Wachovia Corp New             COM       929903102      307          6,116      SH       SOLE                    6,116
Walgreen Co                   COM       931422109      369          7,803      SH       SOLE                    7,803
Weatherford International Lt  COM       G95089101      474          7,059      SH       SOLE                    7,059
Whole Foods Mkt Inc           COM       966837106      224          4,585      SH       SOLE                    4,585
Wyeth                         COM       983024100      290          6,520      SH       SOLE                    6,520
Xcel Energy Inc               COM       98389B100      267         12,417      SH       SOLE                   12,417
Zimmer Hldgs Inc              COM       98956P102      371          4,585      SH       SOLE                    4,585